Employee Compensation - Summary of Pension and Other Employee Future Benefit Expenses (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025
Pension defined benefit plans [member]
Disclosure of defined benefit plans [line items]
Net interest (income) expense is increased	$ 0	$ 0	$ 0
Other employee future benefit plans [Member]
Disclosure of defined benefit plans [line items]
Net interest (income) expense is increased	$ 3	$ 1	$ 3